Derivative financial instruments - Hedged forecast cash flows (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	£ 2,526	£ 2,272
Forecast payable cash flows	0	0
Up to one year [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	562	370
Forecast payable cash flows	0	0
One to two years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	592	470
Forecast payable cash flows	0	0
Two to three years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	477	497
Forecast payable cash flows	0	0
Three to four years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	356	424
Forecast payable cash flows	0	0
Four to five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	255	293
Forecast payable cash flows	0	0
More than five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	284	218
Forecast payable cash flows	£ 0	£ 0